UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Institutional Floating Rate Fund

Z Class (TRAZX)

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Z Class	$2	0.02%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/10/20	10,000	10,000	10,000
5/31/20	9,954	10,096	9,811
8/31/20	10,276	10,228	10,291
11/30/20	10,519	10,277	10,630
2/28/21	10,819	10,070	10,983
5/31/21	10,956	10,055	11,108
8/31/21	11,056	10,220	11,205
11/30/21	11,136	10,158	11,292
2/28/22	11,212	9,804	11,349
5/31/22	10,958	9,229	11,083
8/31/22	11,111	9,043	11,240
11/30/22	11,160	8,854	11,231
2/28/23	11,552	8,850	11,658
5/31/23	11,629	9,031	11,752
8/31/23	12,181	8,935	12,334
11/30/23	12,460	8,959	12,610
2/29/24	12,865	9,145	13,037
5/31/24	13,187	9,149	13,360

202405-3565004, 202407-3567267

E1223-052 7/24

Average Annual Total Returns

	1 Year	Since Inception 3/10/2020
Institutional Floating Rate Fund (Z Class)	13.40%	6.77%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.08
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	7.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,313,589
Number of Portfolio Holdings	309
Investment Advisory Fees Paid (000s)	$22,098
Portfolio Turnover Rate	78.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.4
BB/B Rated	6.7
B Rated	58.1
B/CCC Rated	1.7
CCC Rated and Below	10.3
Not Rated	6.4
Short-Term Holdings	2.6

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.3%
HUB International	2.9
Applied Systems	2.6
AssuredPartners	2.4
UKG	2.3
Cloud Software Group	2.3
Asurion	1.7
Epicor Software	1.7
Boxer Parent	1.6
UFC Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Floating Rate Fund

Z Class (TRAZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Institutional Floating Rate Fund

Institutional Class (RPIFX)

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$61	0.57%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2024

	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2014	1,000,000	1,000,000	1,000,000
2014	1,007,658	1,009,025	1,008,078
2014	1,009,665	1,019,205	1,010,926
2015	1,018,682	1,031,757	1,018,132
2015	1,034,931	1,030,342	1,034,436
2015	1,030,907	1,024,718	1,026,660
2015	1,020,941	1,029,095	1,011,150
2016	1,010,903	1,047,261	988,365
2016	1,056,169	1,061,199	1,047,201
2016	1,074,275	1,085,853	1,070,225
2016	1,087,206	1,051,443	1,091,162
2017	1,106,668	1,062,083	1,116,874
2017	1,116,561	1,077,951	1,126,807
2017	1,123,071	1,091,201	1,133,958
2017	1,134,990	1,085,238	1,147,243
2018	1,148,802	1,067,447	1,165,991
2018	1,156,611	1,073,913	1,176,374
2018	1,171,020	1,079,750	1,191,984
2018	1,169,378	1,070,673	1,189,396
2019	1,187,096	1,101,283	1,207,393
2019	1,202,553	1,142,647	1,222,820
2019	1,217,005	1,189,587	1,231,183
2019	1,229,274	1,186,211	1,238,107
2020	1,229,719	1,229,943	1,250,283
2020	1,192,579	1,250,234	1,186,391
2020	1,229,452	1,266,595	1,244,483
2020	1,256,871	1,272,614	1,285,397
2021	1,290,906	1,246,960	1,328,052
2021	1,305,424	1,245,172	1,343,226
2021	1,315,595	1,265,527	1,354,923
2021	1,323,324	1,257,934	1,365,514
2022	1,330,471	1,213,988	1,372,425
2022	1,298,583	1,142,793	1,340,254
2022	1,316,259	1,119,789	1,359,242
2022	1,318,928	1,096,421	1,358,041
2023	1,363,412	1,095,965	1,409,713
2023	1,373,840	1,118,306	1,421,135
2023	1,437,007	1,106,428	1,491,420
2023	1,466,429	1,109,356	1,524,815
2024	1,513,658	1,132,430	1,576,499
2024	1,549,312	1,132,905	1,615,483

202405-3565004, 202407-3567267

E170-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (Institutional Class)	12.77%	5.20%	4.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	4.91

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,313,589
Number of Portfolio Holdings	309
Investment Advisory Fees Paid (000s)	$22,098
Portfolio Turnover Rate	78.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.4
BB/B Rated	6.7
B Rated	58.1
B/CCC Rated	1.7
CCC Rated and Below	10.3
Not Rated	6.4
Short-Term Holdings	2.6

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.3%
HUB International	2.9
Applied Systems	2.6
AssuredPartners	2.4
UKG	2.3
Cloud Software Group	2.3
Asurion	1.7
Epicor Software	1.7
Boxer Parent	1.6
UFC Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Floating Rate Fund

Institutional Class (RPIFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Institutional Floating Rate Fund

F Class (PFFRX)

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$74	0.70%

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	F Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,063	10,090	10,081
2014	10,080	10,192	10,109
2015	10,177	10,318	10,181
2015	10,336	10,303	10,344
2015	10,293	10,247	10,267
2015	10,190	10,291	10,112
2016	10,076	10,473	9,884
2016	10,524	10,612	10,472
2016	10,702	10,859	10,702
2016	10,827	10,514	10,912
2017	11,016	10,621	11,169
2017	11,112	10,780	11,268
2017	11,174	10,912	11,340
2017	11,300	10,852	11,472
2018	11,423	10,674	11,660
2018	11,508	10,739	11,764
2018	11,636	10,798	11,920
2018	11,616	10,707	11,894
2019	11,789	11,013	12,074
2019	11,938	11,426	12,228
2019	12,078	11,896	12,312
2019	12,209	11,862	12,381
2020	12,197	12,299	12,503
2020	11,825	12,502	11,864
2020	12,199	12,666	12,445
2020	12,467	12,726	12,854
2021	12,801	12,470	13,281
2021	12,927	12,452	13,432
2021	13,023	12,655	13,549
2021	13,109	12,579	13,655
2022	13,163	12,140	13,724
2022	12,857	11,428	13,403
2022	13,014	11,198	13,592
2022	13,036	10,964	13,580
2023	13,472	10,960	14,097
2023	13,571	11,183	14,211
2023	14,191	11,064	14,914
2023	14,477	11,094	15,248
2024	14,939	11,324	15,765
2024	15,286	11,329	16,155

202405-3565004, 202407-3567267

E430-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (F Class)	12.64%	5.07%	4.33%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68	5.73	4.91

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,313,589
Number of Portfolio Holdings	309
Investment Advisory Fees Paid (000s)	$22,098
Portfolio Turnover Rate	78.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated and Above	2.8%
BB Rated	11.4
BB/B Rated	6.7
B Rated	58.1
B/CCC Rated	1.7
CCC Rated and Below	10.3
Not Rated	6.4
Short-Term Holdings	2.6

*Credit ratings for the securities held in the Fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.3%
HUB International	2.9
Applied Systems	2.6
AssuredPartners	2.4
UKG	2.3
Cloud Software Group	2.3
Asurion	1.7
Epicor Software	1.7
Boxer Parent	1.6
UFC Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Floating Rate Fund

F Class (PFFRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2024
Institutional Floating Rate Fund
T. ROWE PRICE
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Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Floating Rate Fund
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T. ROWE PRICE Institutional Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
t
Institutional Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9.19 $ 9.34 $ 9.77 $ 9.30 $ 9.84
Investment activities
Net investment income
(1)(2)
0.85 0.66 0.39 0.40 0.47
Net realized and unrealized gain/loss 0.28 (0.14) (0.43) 0.47 (0.55)
Total from investment activities 1.13 0.52 (0.04) 0.87 (0.08)
Distributions
Net investment income (0.84) (0.67) (0.39) (0.40) (0.46)
NET ASSET VALUE
End of period $ 9.48 $ 9.19 $ 9.34 $ 9.77 $ 9.30
Ratios/Supplemental Data
Total return
(2)(3)
12.77% 5.80% (0.52)% 9.46% (0.83)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.57% 0.57% 0.57% 0.58% 0.58%
Net expenses after waivers/payments by Price
Associates 0.57% 0.57% 0.57% 0.58% 0.58%
Net investment income 9.00% 7.17% 3.98% 4.12% 4.87%
Portfolio turnover rate 78.5% 34.3% 45.5% 62.6% 72.6%
Net assets, end of period (in millions) $ 4,010 $ 3,674 $ 5,990 $ 3,505 $ 1,704
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
F Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 9.18 $ 9.34 $ 9.76 $ 9.29 $ 9.83
Investment activities
Net investment income
(1)(2)
0.83 0.64 0.38 0.39 0.46
Net realized and unrealized gain/loss 0.29 (0.14) (0.43) 0.46 (0.55)
Total from investment activities 1.12 0.50 (0.05) 0.85 (0.09)
Distributions
Net investment income (0.83) (0.66) (0.37) (0.38) (0.45)
NET ASSET VALUE
End of period $ 9.47 $ 9.18 $ 9.34 $ 9.76 $ 9.29
Ratios/Supplemental Data
Total return
(2)(3)
12.64% 5.55% (0.54)% 9.33% (0.95)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.70% 0.70% 0.68% 0.72% 0.70%
Net expenses after waivers/payments by Price
Associates 0.70% 0.70% 0.68% 0.72% 0.70%
Net investment income 8.88% 6.91% 3.88% 4.01% 4.73%
Portfolio turnover rate 78.5% 34.3% 45.5% 62.6% 72.6%
Net assets, end of period (in millions) $ 303 $ 355 $ 739 $ 622 $ 372
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/10/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9.17 $ 9.34 $ 9.77 $ 9.30 $ 9.45
Investment activities
Net investment income
(2)(3)
0.90 0.65 0.44 0.45 0.10
Net realized and unrealized gain/loss 0.28 (0.10) (0.43) 0.47 (0.15)
Total from investment activities 1.18 0.55 0.01 0.92 (0.05)
Distributions
Net investment income (0.89) (0.72) (0.44) (0.45) (0.10)
NET ASSET VALUE
End of period $ 9.46 $ 9.17 $ 9.34 $ 9.77 $ 9.30
Ratios/Supplemental Data
Total return
(3)(4)
13.40% 6.12% 0.02% 10.06% (0.46)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.57% 0.57% 0.57% 0.59% 0.57%
(5)
Net expenses after waivers/payments by Price
Associates 0.02% 0.02% 0.02% 0.04% 0.02%
(5)
Net investment income 9.55% 7.04% 4.51% 4.68% 5.21%
(5)
Portfolio turnover rate 78.5% 34.3% 45.5% 62.6% 72.6%
Net assets, end of period (in thousands) $ 322 $ 284 $ 294,390 $ 637,991 $ 666,099
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
May 31, 2024

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  87.8% (1)
Aerospace & Defense  2.5%
Apple Bidco, FRN, 1M TSFR +
3.50%, 8.829%, 9/22/28  3,895 3,908
Bleriot U.S. Bidco, FRN, 1M USD
LIBOR + 3.25%, 10/15/30 (2) 3,060 3,083
Bleriot U.S. Bidco, FRN, 3M TSFR +
3.25%, 8.572%, 10/31/28  5,642 5,685
Brown Group Holding, FRN, 1M
TSFR + 3.00%, 8.333%, 7/2/29  3,737 3,749
Dynasty Acquisition, FRN, 1M TSFR
+ 3.50%, 8.829%, 8/24/28  36,555 36,850
Peraton, FRN, 1M TSFR + 3.75%,
9.179%, 2/1/28  6,192 6,194
Peraton, FRN, 3M TSFR + 7.75%,
13.177%, 2/1/29 (2) 7,782 7,819
Peraton, FRN, 3M TSFR + 8.00%,
13.427%, 2/1/29  8,102 8,155
TransDigm, FRN, 1M TSFR + 2.75%,
8.059%, 3/22/30  5,883 5,908
TransDigm, FRN, 3M TSFR + 2.75%,
8.059%, 8/24/28  15,901 15,969
TransDigm, FRN, 3M TSFR + 3.25%,
8.559%, 2/28/31  12,010 12,052
109,372
Airlines  2.5%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 10.336%, 4/20/28 (2) 54,945 57,029
Mileage Plus Holdings, FRN, 3M
TSFR + 5.25%, 10.733%, 6/21/27  43,399 44,365
SkyMiles IP, FRN, 3M TSFR +
3.75%, 9.075%, 10/20/27  4,967 5,111
106,505
Automotive  3.1%
Adient U.S., FRN, 1M TSFR +
2.75%, 8.079%, 1/31/31  2,654 2,674
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 9.444%, 4/6/28  14,956 15,069
Clarios Global, FRN, 1M TSFR +
3.00%, 8.329%, 5/6/30  8,355 8,397
Fastlane Parent, FRN, 1M TSFR +
4.50%, 9.829%, 9/29/28  3,510 3,499
Fleet Midco I, FRN, 1M TSFR +
3.25%, 8.579%, 2/21/31 (3) 7,660 7,698
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.75%, 9.079%,
5/4/28  29,496 29,664
Tenneco, FRN, 1M TSFR + 5.00%,
10.426%, 11/17/28  21,607 21,071
Wand NewCo 3, FRN, 1M TSFR +
3.75%, 9.079%, 1/30/31  44,758 45,073
133,145
Broadcasting  1.8%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 9.444%,
8/21/28  10,662 10,696
Par/Shares $ Value
(Amounts in 000s)
‡
CMG Media, FRN, 3M TSFR +
3.50%, 8.909%, 12/17/26  10,629 8,372
NEP Group, FRN, 1M TSFR +
7.00%, 12.444%, 10/19/26  3,845 3,090
Neptune Bidco U.S., FRN, 1M TSFR
+ 5.00%, 10.406%, 4/11/29  22,745 21,772
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.156%, 10/11/29 (4) 9,435 9,246
Univision Communications, FRN, 1M
TSFR + 3.25%, 8.694%, 3/15/26  12,150 12,147
Univision Communications, FRN, 1M
USD LIBOR + 3.50%, 1/31/29 (2)(3) 5,580 5,538
Univision Communications, FRN, 3M
TSFR + 4.25%, 9.559%, 6/24/29  6,084 6,079
76,940
Building Products  0.8%
Chariot Buyer, FRN, 1M TSFR +
3.75%, 9.079%, 11/3/28  6,420 6,443
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.836%, 2/26/29  6,620 6,577
MIWD Holdco II, FRN, 1M TSFR +
3.50%, 8.829%, 3/28/31  10,085 10,155
Summit Materials, FRN, 1M TSFR +
2.50%, 7.799%, 1/12/29  2,310 2,326
Touchdown Acquirer, FRN, 1M TSFR
+ 4.00%, 7.83%, 2/7/31 (5) 6,725 6,771
32,272
Cable Operators  1.0%
Altice France, FRN, 1M TSFR +
5.50%, 10.829%, 8/15/28  22,834 17,125
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.817%, 1/18/28  12,471 11,976
Directv Financing, FRN, 1M TSFR +
5.00%, 10.444%, 8/2/27  4,696 4,708
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.694%, 9/25/26  11,986 9,433
43,242
Chemicals  2.0%
Avient, FRN, 1M TSFR + 2.00%,
7.293%, 8/29/29  3,995 4,012
Nouryon USA, FRN, 1M TSFR +
3.50%, 8.826%, 4/3/28  23,678 23,826
Nouryon USA, FRN, 1M TSFR +
3.50%, 8.829%, 4/3/28  5,771 5,815
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 9.706%, 4/23/29  21,546 21,253
Windsor Holdings III, FRN, 1M TSFR
+ 4.00%, 9.32%, 8/1/30  13,491 13,632
WR Grace Holdings, FRN, 3M TSFR
+ 3.75%, 9.321%, 9/22/28  15,466 15,502
84,040
Consumer Products  0.4%
ABG Intermediate Holdings 2, FRN,
1M TSFR + 3.50%, 8.929%, 1/31/29  6,884 6,923
Life Time, FRN, 1M TSFR + 4.00%,
9.591%, 1/15/26  11,292 11,332
18,255

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container  1.5%
Albea Beauty Holdings, FRN,
3M EURIBOR + 5.00%, 8.902%,
12/31/27 (EUR)  3,880 4,222
Charter Next Generation, FRN, 1M
TSFR + 3.50%, 8.829%, 12/1/27  52,995 53,217
Proampac PG Borrower, FRN, 1M
TSFR + 4.00%, 9.483%, 9/15/28  8,968 9,020
66,459
Energy  3.2%
Brazos Delaware II, FRN, 1M TSFR
+ 3.50%, 8.822%, 2/11/30 (2) 10,521 10,571
CQP Holdco, FRN, 3M TSFR +
3.00%, 8.302%, 12/31/30  7,593 7,601
EPIC Crude Services, FRN, 6M
TSFR + 5.00%, 10.609%, 3/2/26  7,934 7,950
Goodnight Water Solutions, FRN, 1M
USD LIBOR + 5.25%, 5/23/29 (2)(3) 8,905 8,860
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.929%, 9/19/29  12,466 12,526
Medallion Midland Acquisition, FRN,
1M TSFR + 3.50%, 8.83%, 10/18/28  20,186 20,292
NGL Energy Operating, FRN, 1M
TSFR + 4.50%, 9.829%, 2/3/31  17,094 17,213
Northriver Midstream Finance, FRN,
3M TSFR + 2.50%, 7.802%, 8/16/30  11,255 11,280
Prairie ECI Acquiror, FRN, 1M TSFR
+ 4.75%, 10.079%, 8/1/29 (2) 19,230 19,275
Sebia, FRN, 1M TSFR + 4.25%,
9.559%, 12/13/27 (3) 13,993 13,993
WaterBridge NDB Operating,
FRN, 1M TSFR + 4.50%, 9.826%,
5/7/29 (2) 6,851 6,876
Whitewater Whistler Holdings, FRN,
1M TSFR + 2.75%, 8.052%, 2/15/30  2,245 2,254
138,691
Entertainment & Leisure  4.0%
Cedar Fair, FRN, 1M TSFR + 2.00%,
7.329%, 5/1/31  5,845 5,863
Cinemark USA, FRN, 1M TSFR +
3.25%, 8.575%, 5/24/30  5,676 5,706
Delta 2, FRN, 1M TSFR + 2.25%,
7.559%, 1/15/30  36,538 36,721
SeaWorld Parks & Entertainment,
FRN, 1M TSFR + 2.50%, 7.829%,
8/25/28  18,125 18,102
StubHub Holdco Sub, FRN, 1M
TSFR + 4.75%, 10.079%, 3/15/30  34,061 34,040
UFC Holdings, FRN, 1M TSFR +
2.75%, 8.336%, 4/29/26  62,140 62,301
United Talent Agency, FRN, 1M USD
LIBOR + 3.75%, 7/7/28 (2)(3) 2,135 2,143
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 8.194%, 5/18/25  8,066 8,081
172,957
Financial  15.8%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 8.944%, 2/15/27  6,819 6,813
Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, FRN, 1M USD LIBOR +
3.75%, 9.194%, 2/15/27  4,159 4,158
Acrisure, FRN, 1M USD LIBOR +
4.25%, 9.694%, 2/15/27  18,618 18,665
Alliant Holdings Intermediate, FRN,
1M TSFR + 3.50%, 8.82%, 11/6/30  31,163 31,278
Aretec Group, FRN, 1M TSFR +
4.00%, 9.428%, 8/9/30 (2) 8,644 8,683
Armor Holdco, FRN, 6M TSFR +
4.50%, 9.934%, 12/11/28  4,063 4,096
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.829%, 2/14/31  98,174 98,903
Citadel Securities, FRN, 1M TSFR +
2.25%, 7.579%, 7/29/30  3,905 3,927
Citco Funding, FRN, 1M TSFR +
3.50%, 8.672%, 4/27/28  4,262 4,272
Citco Group, FRN, 1M TSFR +
3.25%, 8.422%, 4/27/28  3,983 3,992
Claros Mortgage Trust, FRN, 1M
TSFR + 4.50%, 9.925%, 8/9/26  4,430 4,092
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.50%, 8.944%,
4/7/28  12,498 12,498
Edelman Financial Engines Center,
FRN, 1M TSFR + 6.75%, 12.194%,
7/20/26  20,157 20,160
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 5.25%,
7/20/26 (2) 22,910 22,910
Focus Financial Partners, FRN, 1M
TSFR + 2.75%, 8.079%, 6/30/28  16,247 16,266
Hightower Holding, FRN, 3M TSFR +
4.00%, 9.586%, 4/21/28  21,708 21,816
HUB International, FRN, 1M TSFR +
3.25%, 8.575%, 6/20/30 (2) 105,328 105,995
Jane Street Group, FRN, 1M TSFR +
2.50%, 7.944%, 1/26/28  15,634 15,679
Jones Deslauriers Insurance
Management, FRN, 1M TSFR +
3.50%, 8.83%, 3/15/30  24,210 24,215
OneDigital Borrower, FRN, 3M TSFR
+ 4.25%, 9.679%, 11/16/27  10,912 10,960
Osaic Holdings, FRN, 1M TSFR +
4.00%, 9.329%, 8/17/28  12,179 12,272
RFS OPCO, FRN, 1M TSFR +
5.00%, 10.308%, 4/4/31 (3) 4,970 4,920
Sedgwick Claims Management
Services, FRN, 1M TSFR + 3.75%,
9.079%, 2/24/28  35,127 35,290
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 9.326%, 2/18/27  4,976 4,745
Truist Insurance Holdings, FRN, 1M
TSFR + 3.25%, 8.586%, 5/6/31  40,330 40,568
Truist Insurance Holdings, FRN, 1M
TSFR + 4.75%, 10.086%, 3/8/32  100,759 102,817
USI, FRN, 1M TSFR + 2.75%,
8.078%, 9/27/30  21,010 21,040

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USI, FRN, 1M TSFR + 3.00%,
8.302%, 11/22/29  21,793 21,823
682,853
Food  0.9%
Chobani, FRN, 1M TSFR + 3.75%,
9.067%, 10/25/27  7,115 7,154
Naked Juice, FRN, 3M TSFR +
6.00%, 11.402%, 1/24/30  1,581 1,322
Primary Products Finance, FRN, 1M
TSFR + 3.50%, 8.952%, 4/1/29  8,063 8,063
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.928%, 3/17/27 (2) 11,172 11,177
Triton Water Holdings, FRN, 1M
TSFR + 3.25%, 8.814%, 3/31/28  6,202 6,191
Triton Water Holdings, FRN, 1M
TSFR + 4.00%, 9.302%, 3/31/28  3,282 3,292
37,199
Gaming  2.3%
Caesars Entertainment, FRN, 1M
TSFR + 2.75%, 8.097%, 2/6/30  10,870 10,893
Caesars Entertainment, FRN, 1M
TSFR + 2.75%, 8.097%, 2/6/31  17,550 17,578
Great Canadian Gaming, FRN, 3M
TSFR + 4.00%, 9.59%, 11/1/26  15,349 15,434
HRNI Holdings, FRN, 3M TSFR +
4.25%, 9.702%, 12/11/28 (2) 19,089 19,041
Light & Wonder International, FRN,
1M TSFR + 2.75%, 8.07%, 4/14/29  8,298 8,329
Ontario Gaming GTA, FRN, 1M
TSFR + 4.25%, 9.559%, 8/1/30 (2) 18,578 18,681
Playtika Holding, FRN, 1M TSFR +
2.75%, 8.194%, 3/13/28  4,097 4,099
Scientific Games Holdings, FRN, 3M
TSFR + 3.25%, 8.556%, 4/4/29  4,011 4,020
98,075
Health Care  6.8%
AthenaHealth Group, FRN, 1M TSFR
+ 3.25%, 8.579%, 2/15/29 (2) 40,340 40,228
Auris Luxembourg III, FRN, 1M
TSFR + 4.25%, 9.992%, 2/15/29  14,145 14,172
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 8.67%, 5/10/27  7,500 7,421
eResearchTechnology, FRN, 1M
TSFR + 4.00%, 9.322%, 2/4/27 (2) 1,527 1,533
Financiere Mendel, FRN, 1M TSFR +
4.25%, 9.573%, 11/12/30  4,400 4,418
Heartland Dental, FRN, 1M TSFR +
4.50%, 9.828%, 4/28/28  17,905 17,963
ICON Luxembourg, FRN, 1M TSFR +
2.00%, 7.309%, 7/3/28  1,440 1,448
Inception Finco, FRN, 1M TSFR +
4.50%, 9.798%, 3/15/31 (2) 7,039 7,061
LifePoint Health, FRN, 1M TSFR +
4.00%, 9.329%, 5/9/31 (2) 14,435 14,471
MED ParentCo, FRN, 1M TSFR +
4.00%, 9.329%, 4/15/31  8,287 8,326
Medline Borrower, FRN, 1M TSFR +
2.75%, 8.079%, 10/23/28  58,295 58,659
Par/Shares $ Value
(Amounts in 000s)
‡
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 9.188%, 10/24/30 (5) 5,424 5,411
Phoenix Newco, FRN, 1M TSFR +
3.25%, 8.694%, 11/15/28  19,920 20,023
Project Ruby Ultimate Parent, FRN,
1M TSFR + 3.25%, 8.694%, 3/10/28  6,000 6,015
Select Medical, FRN, 1M TSFR +
3.00%, 8.329%, 3/6/27  3,812 3,822
Star Parent, FRN, 3M TSFR +
4.00%, 9.309%, 9/27/30  23,025 23,028
Summit Behavioral Healthcare,
FRN, 1M TSFR + 4.25%, 9.597%,
11/24/28 (2) 6,925 6,955
Surgery Center Holdings, FRN, 1M
TSFR + 3.50%, 8.821%, 12/5/30  26,303 26,413
Surgery Center Holdings, FRN, 1M
USD LIBOR + 2.75%, 12/19/30 (2) 830 830
VetStrategy Canada Holdings,
FRN, 1M TSFR + 5.50%, 10.809%,
12/12/28  5,292 5,301
Waystar Technologies, FRN, 1M
TSFR + 4.00%, 9.329%, 10/22/29  21,292 21,325
294,823
Information Technology  15.6%
Applied Systems, FRN, 1M TSFR +
3.50%, 8.809%, 2/24/31 (2) 62,559 63,062
Applied Systems, FRN, 1M TSFR +
5.25%, 10.559%, 2/23/32  47,869 49,559
AppLovin, FRN, 1M TSFR + 2.50%,
7.829%, 10/25/28  10,829 10,874
Boxer Parent, FRN, 1M TSFR +
4.00%, 9.329%, 12/29/28  62,859 63,291
Capstone Borrower, FRN, 1M TSFR
+ 3.25%, 8.57%, 6/17/30  9,301 9,332
Central Parent, FRN, 1M TSFR +
3.25%, 8.577%, 7/6/29  42,642 42,969
Cloud Software Group, FRN, 1M
TSFR + 4.00%, 9.331%, 3/30/29 (2) 66,764 66,987
Cloud Software Group, FRN, 1M
TSFR + 4.50%, 9.929%, 3/21/31 (2) 8,034 8,075
ConnectWise, FRN, 1M TSFR +
3.50%, 9.064%, 9/29/28  6,606 6,620
Conservice Midco, FRN, 1M TSFR +
4.00%, 9.329%, 5/13/27  3,288 3,297
Delivery Hero Finco, FRN, 1M TSFR
+ 5.00%, 12/12/29 (2) 5,560 5,607
Delta Topco, FRN, 1M TSFR +
3.50%, 8.829%, 11/30/29 (2) 23,397 23,480
Delta Topco, FRN, 1M TSFR +
5.25%, 10.579%, 11/29/30 (2) 17,928 18,161
Dye & Durham, FRN, 1M TSFR +
4.25%, 9.656%, 4/7/31 (2) 14,862 14,899
ECI Macola, FRN, 1M TSFR +
3.75%, 9.052%, 5/9/30 (2) 16,898 16,988
Ellucian Holdings, FRN, 1M TSFR +
3.50%, 8.929%, 10/9/29  58,644 58,958
Epicor Software, FRN, 1M TSFR +
3.25%, 8.694%, 7/30/27 (2) 62,275 62,474

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Epicor Software, FRN, 1M TSFR +
3.75%, 9.079%, 7/30/27  5,087 5,090
Epicor Software, FRN, 1M USD
LIBOR + 3.25%, 5/23/31 (2) 3,790 3,806
Go Daddy Operating, FRN, 1M TSFR
+ 2.00%, 7.329%, 11/9/29  3,410 3,419
Infinite Bidco, FRN, 3M TSFR +
7.00%, 12.591%, 3/2/29  7,387 6,224
McAfee, FRN, 1M TSFR + 3.25%,
8.579%, 3/1/29  35,845 35,827
MH Sub I, FRN, 1M TSFR + 4.25%,
9.579%, 5/3/28 (2) 12,857 12,872
MH Sub I, FRN, 1M TSFR + 6.25%,
11.579%, 2/23/29  13,184 13,106
Mosel Bidco, FRN, 1M TSFR +
4.75%, 10.059%, 9/16/30 (3) 3,150 3,174
RealPage, FRN, 1M TSFR + 3.00%,
8.444%, 4/24/28  10,541 10,393
RealPage, FRN, 1M TSFR + 6.50%,
11.944%, 4/23/29  32,466 31,816
SS&C Technologies, FRN, 1M TSFR
+ 2.00%, 7.32%, 5/9/31  8,965 8,999
Uber Technologies, FRN, 3M TSFR +
2.75%, 8.079%, 3/3/30  14,080 14,168
673,527
Lodging  0.8%
Aimbridge Acquisition, FRN, 1M
TSFR + 3.75%, 9.194%, 2/2/26  18,623 18,084
Aimbridge Acquisition, FRN, 1M
TSFR + 4.75%, 10.194%, 2/2/26  11,400 11,157
Casper Bidco, FRN, 3M EURIBOR +
4.25%, 8.057%, 3/21/31 (EUR)  3,565 3,885
Four Seasons Hotels, FRN, 1M
TSFR + 2.00%, 7.329%, 11/30/29  2,523 2,529
35,655
Manufacturing  3.8%
Engineered Machinery Holdings,
FRN, 1M TSFR + 3.75%, 9.321%,
5/19/28  21,569 21,692
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 11.571%,
5/21/29  19,366 19,365
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.50%, 12.071%,
5/21/29 (3) 9,917 9,917
Filtration Group, FRN, 1M TSFR +
3.50%, 8.944%, 10/21/28 (2) 49,390 49,586
LTI Holdings, FRN, 1M TSFR +
3.50%, 8.944%, 9/6/25  21,692 21,334
LTI Holdings, FRN, 1M TSFR +
4.75%, 10.194%, 7/24/26  6,423 6,323
LTI Holdings, FRN, 1M TSFR +
6.75%, 12.194%, 9/6/26  7,838 7,359
Madison IAQ, FRN, 1M TSFR +
3.25%, 6/21/28 (2) 10,801 10,815
Pro Mach Group, FRN, 1M TSFR +
3.50%, 8.829%, 8/31/28  11,471 11,530
Par/Shares $ Value
(Amounts in 000s)
‡
Watlow Electric Manufacturing, FRN,
1M TSFR + 3.75%, 9.341%, 3/2/28  3,900 3,904
161,825
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR
+ 3.75%, 9.079%, 8/18/30  18,773 18,918
18,918
Restaurants  1.8%
BCPE Grill Parent, FRN, 1M TSFR +
4.75%, 10.079%, 9/30/30 (2) 8,485 8,484
Dave & Buster's, FRN, 1M TSFR +
3.25%, 8.625%, 6/29/29  19,810 19,906
Fertitta Entertainment, FRN, 1M
TSFR + 3.75%, 9.071%, 1/27/29  6,974 6,992
IRB Holding, FRN, 1M TSFR +
2.75%, 8.179%, 12/15/27  43,162 43,312
78,694
Retail  0.6%
CNT Holdings I, FRN, 1M TSFR +
3.50%, 8.83%, 11/8/27  17,986 18,061
PetSmart, FRN, 1M TSFR + 3.75%,
9.179%, 2/11/28  6,380 6,352
24,413
Satellites  1.0%
Connect Finco, FRN, 1M TSFR +
4.50%, 9.829%, 9/27/29 (2) 16,200 15,455
Iridium Satellite, FRN, 1M TSFR +
2.50%, 7.829%, 9/20/30  18,182 18,194
Viasat, FRN, 1M TSFR + 4.50%,
9.936%, 5/30/30  7,925 7,262
40,911
Services  10.1%
AG Group Holdings, FRN, 1M TSFR
+ 4.00%, 9.329%, 12/29/28  3,925 3,917
Albion Financing 3, FRN, 3M TSFR +
5.25%, 10.575%, 8/17/26  16,746 16,824
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 9.179%, 5/12/28 (2) 36,125 36,119
Anticimex Global, FRN, 1M TSFR +
3.50%, 11/16/28 (2) 740 746
Anticimex Global, FRN, 3M TSFR +
3.15%, 8.46%, 11/16/28  9,824 9,858
Ascend Learning, FRN, 1M TSFR +
3.50%, 8.929%, 12/11/28  10,238 10,223
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.179%, 12/10/29  33,006 32,362
Boost Newco Borrower, FRN, 1M
TSFR + 3.00%, 8.309%, 1/31/31  36,335 36,431
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.50%, 8.363%, 3/1/29
(EUR)  6,030 6,563
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.75%, 8.615%, 6/21/28
(EUR)  1,500 1,635
CoreLogic, FRN, 1M TSFR + 6.50%,
6/4/29 (2) 4,307 4,113

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Crown Subsea Communications
Holding, FRN, 1M TSFR + 4.75%,
10.08%, 1/30/31  8,480 8,551
Dayforce, FRN, 1M TSFR + 2.50%,
7.829%, 3/3/31 (3) 6,460 6,476
Dun & Bradstreet, FRN, 1M TSFR +
2.75%, 8.075%, 1/18/29  6,203 6,219
EG America, FRN, 1M TSFR +
5.50%, 11.258%, 2/7/28  5,956 5,822
EG Finco, FRN, 3M EURIBOR +
7.00%, 10.902%, 4/30/27 (EUR)  8,040 8,113
Fortress Intermediate 3, FRN, 1M
USD LIBOR + 3.75%, 5/9/31 (2)(3) 8,290 8,311
Fugue Finance, FRN, 1M TSFR +
3.75%, 9.097%, 2/26/31  3,145 3,172
GFL Environmental, FRN, 1M TSFR
+ 2.50%, 7.826%, 5/31/27  11,283 11,341
HireRight Holdings, FRN, 1M TSFR +
4.00%, 9/27/30 (2) 10,055 10,052
HomeServe USA, FRN, 1M TSFR +
2.50%, 7.828%, 10/21/30  6,650 6,591
Mermaid Bidco, FRN, 1M TSFR +
4.25%, 9.59%, 12/22/27 (3) 10,087 10,163
Motion Finco, FRN, 1M TSFR +
3.50%, 9.071%, 11/12/29  20,089 20,109
Planet U.S. Buyer, FRN, 1M TSFR +
3.50%, 8.823%, 1/31/31  7,445 7,498
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.944%, 6/1/26  4,206 4,221
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.968%, 5/30/26 (2) 19,059 19,121
Renaissance Holdings, FRN, 1M
TSFR + 4.25%, 9.597%, 4/5/30  24,122 24,107
TK Elevator U.S. Newco, FRN, 1M
TSFR + 3.50%, 8.791%, 4/30/30  13,646 13,731
UKG, FRN, 1M TSFR + 3.50%,
8.82%, 2/10/31  89,788 90,427
USIC Holdings, FRN, 1M TSFR +
3.50%, 9.051%, 5/12/28  3,664 3,655
USIC Holdings, FRN, 1M TSFR +
6.50%, 12.064%, 5/14/29  6,785 6,776
433,247
Utilities  3.4%
Constellation Renewables, FRN, 3M
TSFR + 2.50%, 8.109%, 12/15/27  15,564 15,586
Generation Bridge Northeast, FRN,
1M TSFR + 3.50%, 8.829%, 8/22/29  7,823 7,888
Hamilton Projects Acquiror, FRN, 1M
USD LIBOR + 3.75%, 5/22/31 (2) 6,855 6,885
Innio North America Holding, FRN,
1M TSFR + 4.25%, 9.578%, 11/2/28  3,630 3,650
LifePoint Health, FRN, 1M TSFR +
4.75%, 10.056%, 11/16/28  19,772 19,902
PG&E, FRN, 1M TSFR + 2.50%,
7.829%, 6/23/27  8,545 8,575
Pike, FRN, 1M TSFR + 3.00%,
8.444%, 1/21/28  9,969 10,004
Talen Energy Supply, FRN, 1M TSFR
+ 3.50%, 8.827%, 5/17/30  23,454 23,699
Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, FRN,
1M TSFR + 2.50%, 7.902%, 5/21/29  21,205 21,258
Vistra Zero Operating, FRN, 1M
TSFR + 2.75%, 8.075%, 4/30/31  12,775 12,858
Wec U.S. Holdings, FRN, 1M TSFR
+ 2.75%, 8.079%, 1/20/31  18,124 18,211
148,516
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 3.25%,
8.694%, 12/23/26  6,016 5,971
Asurion, FRN, 1M TSFR + 4.25%,
9.679%, 8/19/28  5,211 5,167
Asurion, FRN, 1M TSFR + 5.25%,
10.694%, 1/31/28  22,105 20,745
Asurion, FRN, 1M TSFR + 5.25%,
10.694%, 1/20/29  41,455 38,514
Asurion, FRN, 3M TSFR + 4.00%,
9.429%, 8/19/28  4,399 4,344
74,741
Total Bank Loans (Cost
$3,754,087) 3,785,275
CORPORATE BONDS  9.5%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (6) 5,980 6,047
6,047
Airlines  0.0%
Mileage Plus Holdings, 6.50%,
6/20/27 (6) 1,931 1,930
1,930
Automotive  1.7%
Adient Global Holdings, 4.875%,
8/15/26 (6) 7,805 7,561
Ford Motor Credit, 4.063%, 11/1/24  4,500 4,459
Ford Motor Credit, FRN, SOFR +
2.95%, 8.301%, 3/6/26  15,635 16,116
Rivian Holdings, FRN, 6M TSFR +
6.028%, 11.31%, 10/15/26 (6) 44,471 43,582
Wand NewCo 3, 7.625%, 1/30/32 (6) 3,095 3,169
74,887
Broadcasting  0.5%
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (6) 2,980 2,958
Neptune Bidco U.S., 9.29%,
4/15/29 (6) 3,905 3,729
Townsquare Media, 6.875%,
2/1/26 (6) 3,895 3,798
Univision Communications, 7.375%,
6/30/30 (6) 4,155 3,932
Univision Communications, 8.00%,
8/15/28 (6) 5,692 5,606
20,023
Cable Operators  0.6%
Altice Financing, 9.625%, 7/15/27 (6) 3,983 3,674
Altice France Holding, 10.50%,
5/15/27 (6) 17,255 6,341

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 11.25%, 5/15/28 (6) 8,490 6,856
CSC Holdings, 11.75%, 1/31/29 (6) 8,820 6,990
23,861
Chemicals  0.3%
Avient, 5.75%, 5/15/25 (6) 4,400 4,378
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (6)(7) 2,971 2,421
Vibrantz Technologies, 9.00%,
2/15/30 (6) 4,560 4,218
11,017
Consumer Products  0.1%
Life Time, 8.00%, 4/15/26 (6) 6,385 6,433
6,433
Energy  0.4%
NGL Energy Operating, 8.125%,
2/15/29 (6) 2,975 3,027
Seadrill Finance, 8.375%, 8/1/30 (6) 3,884 4,078
SilverBow Resources, FRN,
3M TSFR + 7.75%, 13.079%,
12/15/28 (6) 5,669 5,896
Venture Global LNG, 9.50%,
2/1/29 (6) 4,320 4,671
17,672
Entertainment & Leisure  0.3%
Carnival, 7.00%, 8/15/29 (6) 1,995 2,047
Cinemark USA, 5.875%, 3/15/26 (6) 3,835 3,773
NCL, 8.125%, 1/15/29 (6) 3,913 4,084
NCL, 8.375%, 2/1/28 (6) 3,470 3,618
13,522
Financial  1.7%
Acrisure, 10.125%, 8/1/26 (6) 10,995 11,311
AG TTMT Escrow Issuer, 8.625%,
9/30/27 (6) 3,980 4,109
Alliant Holdings Intermediate, 6.75%,
10/15/27 (6) 4,250 4,144
Alliant Holdings Intermediate, 6.75%,
4/15/28 (6) 4,200 4,205
AssuredPartners, 5.625%,
1/15/29 (6) 5,595 5,196
GTCR AP Finance, 8.00%,
5/15/27 (6) 4,550 4,556
HUB International, 7.25%,
6/15/30 (6) 15,370 15,620
HUB International, 7.375%,
1/31/32 (6) 4,370 4,370
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (6) 13,810 14,501
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (6) 4,300 4,622
Ryan Specialty, 4.375%, 2/1/30 (6) 895 826
73,460
Gaming  0.0%
International Game Technology,
6.50%, 2/15/25 (6) 1,366 1,364
1,364
Health Care  0.8%
Bausch + Lomb, 8.375%, 10/1/28 (6) 6,570 6,685
Par/Shares $ Value
(Amounts in 000s)
‡
CHS, 8.00%, 12/15/27 (6) 4,205 4,184
CHS, 10.875%, 1/15/32 (6) 6,500 6,720
LifePoint Health, 11.00%,
10/15/30 (6) 13,545 14,933
32,522
Information Technology  0.8%
Boxer Parent, 9.125%, 3/1/26 (6) 4,500 4,500
Central Parent, 8.00%, 6/15/29 (6) 2,490 2,552
Cloud Software Group, 8.25%,
6/30/32 (6) 6,420 6,452
Cloud Software Group, 9.00%,
9/30/29 (6) 17,495 16,839
Dye & Durham, 8.625%, 4/15/29 (6) 4,029 4,075
34,418
Lodging  0.2%
Hilton Domestic Operating, 5.375%,
5/1/25 (6) 4,400 4,384
Park Intermediate Holdings, 7.50%,
6/1/25 (6) 4,820 4,820
9,204
Manufacturing  0.1%
Sensata Technologies, 5.00%,
10/1/25 (6) 4,400 4,433
4,433
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (6) 3,115 3,259
3,259
Satellites  0.1%
Connect Finco, 6.75%, 10/1/26 (6) 3,940 3,713
3,713
Services  1.0%
Allied Universal Holdco, 6.625%,
7/15/26 (6) 3,990 3,985
Allied Universal Holdco, 7.875%,
2/15/31 (6) 6,172 6,149
Allied Universal Holdco, 9.75%,
7/15/27 (6) 8,365 8,281
Boost Newco Borrower, 7.50%,
1/15/31 (6) 2,780 2,874
eG Global Finance, 12.00%,
11/30/28 (6) 4,000 4,125
Sabre GLBL, 11.25%, 12/15/27 (6) 6,575 6,394
UKG, 6.875%, 2/1/31 (6) 10,260 10,324
42,132
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 6.144%,
3/20/26  9,405 9,484
9,484
Utilities  0.5%
NRG Energy, VR, 10.25% (6)(8)(9) 137 149
Talen Energy Supply, 8.625%,
6/1/30 (6) 5,790 6,210
Vistra, VR, 8.00% (6)(8)(9) 2,341 2,364

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra, Series C, VR, 8.875% (6)(8)
(9) 12,270 12,699
Vistra Operations, 5.125%,
5/13/25 (6) 901 897
22,319
Total Corporate Bonds (Cost
$421,508) 411,700
EQUITY MUTUAL FUNDS  0.1%
SPDR Blackstone / GSO Senior
Loan ETF  95 3,998
Total Equity Mutual Funds (Cost
$3,991) 3,998
SHORT-TERM INVESTMENTS  6.7%
Money Market Funds  6.7%
T. Rowe Price Government Reserve
Fund, 5.39% (10)(11) 289,741 289,741
Total Short-Term Investments
(Cost $289,741) 289,741
Total Investments in Securities
104.1% of Net Assets
(Cost $4,469,327) $ 4,490,714
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Non-income producing
(5)
All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2024, were $2,333 and were valued at $2,338 (0.1% of net assets).
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $381,641 and represents 8.8% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
ETF Exchange-Traded Fund

T. ROWE PRICE Institutional Floating Rate Fund

.
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.315% (SOFR + 0.00%) at Maturity, 6/20/24 8,500 364 — 364
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.315% (SOFR + 0.00%) at Maturity, 9/20/24 25,500 459 — 459
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.315% (SOFR + 0.00%) at Maturity, 12/20/24 17,000 110 — 110
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 5.343% (SOFR + 0.00%) at Maturity, 6/20/24 5,750 395 — 395
Total Bilateral Total Return Swaps — 1,328
Total Bilateral Swaps — 1,328

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/23/24 USD 3,687 EUR 3,389 $ (4)
UBS Investment Bank 8/23/24 USD 20,876 EUR 19,129 40
Net unrealized gain (loss) on open forward
currency exchange contracts $ 36

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 13,682+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 183,271  ^  ^ $ 289,741^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13,682 of dividend income and $0 of interest income.
^ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $289,741.

T. ROWE PRICE Institutional Floating Rate Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,469,327) $ 4,490,714
Interest receivable 29,067
Receivable for investment securities sold 17,362
Receivable for shares sold 7,947
Cash 4,022
Unrealized gain on bilateral swaps 1,328
Unrealized gain on forward currency exchange contracts 40
Foreign currency (cost $1) 1
Total assets 4,550,481
Liabilities
Payable for investment securities purchased 223,044
Payable for shares redeemed 8,790
Investment management and administrative fees payable 2,242
Unrealized loss on forward currency exchange contracts 4
Other liabilities 2,812
Total liabilities 236,892
NET ASSETS $ 4,313,589
Net Assets Consist of:
Total distributable earnings (loss) $ (583,075)
Paid-in capital applicable to 455,155,880 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 4,896,664
NET ASSETS $ 4,313,589
NET ASSET VALUE PER SHARE
Institutional Class
(Net assets: $4,010,481; Shares outstanding: 423,150,804) $ 9.48
F Class
(Net assets: $302,786; Shares outstanding: 31,971,012) $ 9.47
Z Class
(Net assets: $322; Shares outstanding: 34,064) $ 9.46

T. ROWE PRICE Institutional Floating Rate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 371,020
Dividend 13,640
Total income 384,660
Expenses
Investment management and administrative expense 22,100
Administrative fee payment program fees - F Class 373
Miscellaneous 959
Waived / paid by Price Associates (2)
Net expenses 23,430
Net investment income 361,230
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (34,769)
Swaps 5,365
Forward currency exchange contracts 408
Foreign currency transactions 53
Net realized loss (28,943)
Change in net unrealized gain / loss
Securities 151,708
Swaps (823)
Forward currency exchange contracts (614)
Other assets and liabilities denominated in foreign currencies 87
Change in net unrealized gain / loss 150,358
Net realized and unrealized gain / loss 121,415
INCREASE IN NET ASSETS FROM OPERATIONS
$ 482,645

T. ROWE PRICE Institutional Floating Rate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 361,230 $ 374,060
Net realized loss (28,943) (233,595)
Change in net unrealized gain / loss 150,358 118,536
Increase in net assets from operations 482,645 259,001
Distributions to shareholders
Net earnings
Institutional Class (330,502) (324,555)
F Class (27,097) (38,544)
Z Class (29) (7,186)
Decrease in net assets from distributions (357,628) (370,285)
Capital share transactions
*
Shares sold
Institutional Class 966,083 1,085,575
F Class 94,846 151,809
Z Class – 31,000
Distributions reinvested
Institutional Class 276,160 244,295
F Class 27,067 38,338
Z Class 29 7,013
Shares redeemed
Institutional Class (1,020,586) (3,548,724)
F Class (183,962) (564,427)
Z Class – (328,015)
Increase (decrease) in net assets from capital share transactions 159,637 (2,883,136)
Net Assets
Increase (decrease) during period 284,654 (2,994,420)
Beginning of period 4,028,935 7,023,355
End of period $ 4,313,589 $ 4,028,935
*Share information (000s)
Shares sold
Institutional Class 102,593 117,413
F Class 10,082 16,407
Z Class – 3,337
Distributions reinvested
Institutional Class 29,336 26,473
F Class 2,879 4,160
Z Class 3 762
Shares redeemed
Institutional Class (108,737) (385,016)
F Class (19,620) (61,049)
Z Class – (35,577)
Increase (decrease) in shares outstanding 16,536 (313,090)

T. ROWE PRICE Institutional Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is a diversified, open-end management investment company established by the corporation.  The fund seeks high current income and, secondarily, capital appreciation. The fund has three classes of shares: the Institutional Floating Rate Fund (Institutional Class), the Institutional Floating Rate
Fund–F Class (F Class) and the Institutional Floating Rate Fund–Z Class (Z Class). F Class shares are available only through financial advisors and certain third-party intermediaries that have entered into an administrative fee agreement with
T. Rowe Price Services, Inc. The F Class participates in a Board-approved administrative fee payment program pursuant to which the fund compensates certain financial intermediaries for various shareholder and administrative services they provide to underlying investors. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The F Class pays certain shareholder and administrative expenses at a rate of up to 0.15% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the

T. ROWE PRICE Institutional Floating Rate Fund

SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial

T. ROWE PRICE Institutional Floating Rate Fund

instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended May 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at May 31,
2024, totaled $1,713,000 for the year ended May 31, 2024. During the year, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,704,082 $ 81,193 $ 3,785,275
Corporate Bonds — 411,700 — 411,700
Equity Mutual Funds 3,998 — — 3,998
Short-Term Investments 289,741 — — 289,741
Total Securities 293,739 4,115,782 81,193 4,490,714
Swaps — 1,328 — 1,328
Forward Currency Exchange Contracts — 40 — 40
Total $ 293,739 $ 4,117,150 $ 81,193 $ 4,492,082
Liabilities
Forward Currency Exchange Contracts $ — $ 4 $ — $ 4

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
5/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/24
Investment in Securities
Bank Loans $ 142,678 $ 5,496 $ 66,465 $ (121,066) $ 8,987 $ (21,367) $ 81,193
Convertible Preferred Stocks 2,600 300 — (2,900) — — —
Total $ 145,278 $ 5,796 $ 66,465 $ (123,966) $ 8,987 $ (21,367) $ 81,193
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 40
Credit derivatives Bilateral Swaps 1,328
Total $ 1,368
Liabilities
Foreign exchange derivatives Forwards $ 4
Total $ 4

T. ROWE PRICE Institutional Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements
(FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral had been posted
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 408 $ — $ 408
Credit derivatives — 5,365 5,365
Total $ 408 $ 5,365 $ 5,773
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (614) $ — $ (614)
Credit derivatives — (823) (823)
Total $ (614) $ (823) $ (1,437)

T. ROWE PRICE Institutional Floating Rate Fund

by the fund to counterparties for bilateral derivatives.  As of May 31, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,320,000 cash.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,351,760,000 and $3,034,509,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the

T. ROWE PRICE Institutional Floating Rate Fund

filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an all-inclusive annual fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital gains, if any) $ 357,628 $ 370,285
($000s)
Cost of investments $ 4,473,056
Unrealized appreciation $ 53,244
Unrealized depreciation (35,322)
Net unrealized appreciation (depreciation) $ 17,922
($000s)
Undistributed ordinary income $ 3,339
Net unrealized appreciation (depreciation) 17,922
Loss carryforwards and deferrals (604,336)
Total distributable earnings (loss) $ (583,075)

T. ROWE PRICE Institutional Floating Rate Fund

terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2024 as indicated in the table below. At May 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2024, approximately 26% of the Institutional Class's and 100% of the Z Class's
outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a
$1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(2)

T. ROWE PRICE Institutional Floating Rate Fund

commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured
Overnight Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate
plus an applicable margin. At May 31, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Floating Rate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Floating Rate Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Floating Rate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section 163(j), $347,245,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional Floating Rate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The
Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed relative performance information for the fund’s Institutional Class as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional Floating Rate Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z
Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T.
Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’
fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund’s Institutional Class with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund’s Institutional Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Institutional Floating Rate Fund

first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense
Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E170-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Floating Rate Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024